INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
INVENTORY [abstract]
Inventories expensed	$ 19,052,681	$ 25,810,389
Fair value adjustment on inventories	8,365,616	$ 5,292,763
Impairment related to Swell inventories	$ 1,384,922